POST-EMPLOYMENT BENEFITS - Change in Defined Benefit Obligation and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Defined benefit pension plan
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	$ 38
Service cost	11	$ 1
Interest cost (income)	6	2
Actuarial gain due to financial assumption changes	(39)	6
Actuarial gain due to demographic assumption changes	(4)	(1)
Actuarial experience adjustments	2	(1)
Return on plan assets (excluding interest income)	113	(7)
Administrative expenses paid from plan assets	7	1
Net defined benefit liability (asset) - ending balance	495	38
Defined benefit pension plan | Defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	164	162
At acquisition	1,923	0
Service cost	10	1
Interest cost (income)	35	6
Foreign currency exchange changes	(12)	0
Actuarial gain due to financial assumption changes	(39)	6
Actuarial gain due to demographic assumption changes	(3)	(1)
Actuarial experience adjustments	2	(1)
Participant contributions	1	0
Insurance premiums for risk benefits	(2)	0
Benefits paid from plan assets	(36)	0
Benefits paid from employer	(6)	(9)
Net defined benefit liability (asset) - ending balance	2,037	164
Defined benefit pension plan | Fair value of plan assets
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	(126)	(116)
At acquisition	(1,438)	0
Interest cost (income)	(29)	(4)
Foreign currency exchange changes	10	0
Return on plan assets (excluding interest income)	112	(9)
Employer contributions	(118)	(7)
Participant contributions	(2)
Insurance premiums for risk benefits	1	0
Employer direct settlements	(1)	0
Benefits paid from plan assets	41	8
Benefits paid from employer	1	1
Administrative expenses paid from plan assets	7	1
Net defined benefit liability (asset) - ending balance	(1,542)	(126)
Post-retirement plan
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	28
Service cost	0	0
Interest cost (income)	2	1
Actuarial gain due to financial assumption changes	(2)	0
Actuarial gain due to demographic assumption changes	0	0
Actuarial experience adjustments	0	(2)
Return on plan assets (excluding interest income)	0	0
Administrative expenses paid from plan assets	0	0
Net defined benefit liability (asset) - ending balance	68	28
Post-retirement plan | Defined benefit obligation
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	28	29
At acquisition	45	0
Service cost	1	0
Interest cost (income)	2	1
Foreign currency exchange changes	(2)	(1)
Actuarial gain due to financial assumption changes	(2)	0
Actuarial gain due to demographic assumption changes	0	0
Actuarial experience adjustments	0	(2)
Participant contributions	1	0
Insurance premiums for risk benefits	0	0
Benefits paid from plan assets	(1)	0
Benefits paid from employer	(4)	1
Net defined benefit liability (asset) - ending balance	68	28
Post-retirement plan | Fair value of plan assets
Changes in net defined benefit liability (asset) [abstract]
Net defined benefit liability (asset) - beginning balance	0	0
At acquisition	0	0
Interest cost (income)	0	0
Foreign currency exchange changes	0	0
Return on plan assets (excluding interest income)	0	0
Employer contributions	(1)	0
Participant contributions	(1)	0
Insurance premiums for risk benefits	0	0
Employer direct settlements	1	(2)
Benefits paid from plan assets	2	0
Benefits paid from employer	(1)	2
Administrative expenses paid from plan assets	0	0
Net defined benefit liability (asset) - ending balance	$ 0	$ 0